N-4	Apr. 25, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2025
Amendment Flag	false
AdvisorFlex VA Account I
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year.
Fee Table
Are There Transaction Charges?
Yes. In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0%	0.50%
	Portfolio Company fees and expenses as a percentage of daily net assets (with Fund Facilitation Fee added) (Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio)	0.23%	2.775%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $644	Highest Annual Cost: $3,354
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits, Portfolio fees and expenses including a 0.35% fund facilitation fee.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.40%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year.
Fee Table

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0%	0.50%
	Portfolio Company fees and expenses as a percentage of daily net assets (with Fund Facilitation Fee added) (Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio)	0.23%	2.775%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.775%
Investment Options (of Other Amount) Minimum [Percent]	0.00%
Investment Options (of Other Amount) Maximum [Percent]	0.40%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.40%
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $644	Highest Annual Cost: $3,354
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits, Portfolio fees and expenses including a 0.35% fund facilitation fee.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.40%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 644
Highest Annual Cost [Dollars]	$ 3,354
Risks [Table Text Block]
RISKS		Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No. Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.	Principal Risks of Investing in the Contract
What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Associated to the Insurance Company?
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. We reserve the right to add, delete, combine or substitute investment options.The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Optional Benefit Restrictions [Text Block]	Yes. You may only select the Maximum Anniversary Death Benefit (MADB) Rider at the time of Contract application for an additional charge.The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.If you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment Advisor Fees in the statutory prospectus for additional information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Investment Professional Compensation [Text Block]	Financial advisors receive compensation for selling the Contracts. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met. If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.Financial advisors may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Accumulated Value between Investment Options. The fees and expenses do not reflect any payment of investment advisor fees. If the investment advisor fees were included, the fees and expenses would be higher. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of amount surrendered)[1]	2%
Transfer Charge[2]	$25
1In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years. [2]You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies. The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase the optional benefit, you will pay additional charges, as shown below. You may only add the optional benefit at the time of application.
Annual Contract Expenses	Maximum	Current
Base Contract Expenses (as a percentage of the daily Accumulated Value in each Subaccount)	0.50%	0.40%
Optional Benefit Expenses
Maximum Anniversary Death Benefit (MADB) Rider Charge[3]	0.40%	0.20%
[3]See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge. Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency provision in the statutory prospectus. The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable fund facilitation fees if you choose to invest in certain Portfolio Companies. A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	2.775%
Expenses after reimbursements and/or fee waivers	0.23%	2.775%[4]
[4]The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus. This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, annual Contract expenses and annual Portfolio Company expenses. The Example assumes all Contract value is allocated to the Variable Options. Example: Contract with the MADB Rider This example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive annual Portfolio expenses and optional benefits available for an additional charge. The example does not reflect the payment of investment advisor fees. If the fees were reflected, the costs would be higher. Although your costs may be higher or lower, based on these assumptions, your costs would be5:

Years
1	3	5	10
If you surrender your Contract at the end of the applicable time period:
	$5,429	$12,104	$18,929	$39,256
If you annuitize at the end of the applicable time period:
	$5,429	$12,104	$18,929	$39,256
If you do not surrender your Contract:
	$3,603	$11,165	$18,929	$39,256

[5]For this example, the following assumptions are used: 0.50% mortality and expense risk charge, 0.40% MADB Rider charge, Portfolio operating expense of 2.775% (2.425% plus 0.35% Fund Facilitation Fee).
Transaction Expenses [Table Text Block]
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of amount surrendered)[1]	2%
Transfer Charge[2]	$25

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	2.00%
Deferred Sales Load, Footnotes [Text Block]	In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years.
Exchange Fee, Current [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses	Maximum	Current
Base Contract Expenses (as a percentage of the daily Accumulated Value in each Subaccount)	0.50%	0.40%
Optional Benefit Expenses
Maximum Anniversary Death Benefit (MADB) Rider Charge[3]	0.40%	0.20%

Base Contract Expense (of Other Amount), Maximum [Percent]	0.50%
Base Contract Expense (of Other Amount), Current [Percent]	0.40%
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	2.775%
Expenses after reimbursements and/or fee waivers	0.23%	2.775%[4]

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.775%
Portfolio Company Expenses, Footnotes [Text Block]	The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
Surrender Example [Table Text Block]
If you surrender your Contract at the end of the applicable time period:
	$5,429	$12,104	$18,929	$39,256

Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:
	$5,429	$12,104	$18,929	$39,256

No Surrender Example [Table Text Block]
If you do not surrender your Contract:
	$3,603	$11,165	$18,929	$39,256

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This annuity has some risks which may include the following: ♦ Market Risk. You can lose money by investing in the Contract, including loss of principal. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.♦ Early Withdrawal Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Early withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59 1∕2, there may be adverse tax consequences, including a 10% federal tax penalty. In addition, a withdrawal could reduce the value of standard and optional benefits. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.♦ Contract Benefits Risk. Death benefits are reduced by withdrawals on a pro-rata basis. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elect a partial or a full surrender into a settlement option, benefits related to your deferred value will be reduced or terminated.♦ Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Insurance obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.♦ Contract Changes Risk. At any time, we may change, add, delete, or replace investment options applicable to existing Accumulated Value and new premiums. We may also add, delete, or substitute Subaccounts as permitted by law. We may substitute shares of another Subaccount, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Subaccount, at our discretion. We may also close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive Notice of a change to the Subaccounts you may submit your own reallocation instructions. If you take no action, you may be subject to rebalancing in order to satisfy an investment restriction related to an optional benefit rider.♦ Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.♦ Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.♦ Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.♦ Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.♦ Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.♦ Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.♦ Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.♦ Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.♦ Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits under the Contract. Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit	Pays the beneficiary if the Annuitant dies before the Annuity Date	Standard	None	None	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Maximum Anniversary Death Benefit (MADB) Rider	May increase the amount of the death benefit if the Annuitant dies before the Annuity Date. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.	Optional	0.40%[1]	0.20%[1]
♦  Only available at
issue if no more
than Issue Age
nearest 75.
♦  Benefit terminates
upon annuitization.
♦  Withdrawals,
including
investment advisor
fees (if elected),
reduce the benefit
by the same
proportion as they
reduce the
Accumulated
Value.

[1]See Charges-MADB Rider Charge in the statutory prospectus for more information.Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Annuity Income Payments	Allows the Owner to elect an annuity payout option specified in the Contract.	Standard	None	None	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Dollar Cost Averaging	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account.	Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charges may apply to amounts in excess of the free amount. Taxes or penalties may apply.
10% Free Surrender	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.	Standard	None	None	♦ 10% free amount is not cumulative.
Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness of the Annuitant or Annuitant’s Spouse	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix: Investment Options Available Under the Contract(a) Variable OptionsThe following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
					1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio - Class 1; Capital Research and Management Company	0.41%[2]	0.35%	0.76%	13.94%	10.04%	11.02%
Large Blend	American Funds IS® Growth-Income Portfolio - Class 1; Capital Research and Management Company	0.28%	0.35%	0.63%	24.55%	13.30%	12.49%
Foreign Large Growth	American Funds IS® International Portfolio - Class 1; Capital Research and Management Company	0.53%	0.35%	0.88%	3.40%	1.48%	4.27%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio - Class I; BlackRock Advisors, LLC	0.45%[2]	0.35%	0.80%	1.38%	-0.21%	1.42%
Foreign Small/Mid Blend	DFA VA International Small Portfolio - Institutional Class; Dimensional Fund Advisors LP	0.39%	0.35%	0.74%	3.82%	4.11%	5.91%
Small Value	DFA VA US Targeted Value Portfolio - Institutional Class; Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	8.14%	12.55%	9.46%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.88%	0.20%	1.08%	10.04%	4.35%	6.05%
Foreign Large Growth	Fidelity® VIP International Capital Appreciation Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.78%	0.20%	0.98%	8.19%	6.87%	8.28%
Mid-Cap Value	Fidelity® VIP Value Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.60%	0.20%	0.80%	11.37%	12.09%	9.98%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Class; Janus Henderson Investors, US LLC	0.72%	0.20%	0.92%	15.61%	9.88%	12.40%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
					1 YEAR	5 YEAR	10 YEAR
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)	0.67%[2]	0.10%	0.77%	1.48%	-0.26%	1.26%
Foreign Large Blend	John Hancock International Equity Index Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (SSGA Funds Management, Inc.)	0.39%[2]	0.10%	0.49%	4.91%	3.83%	4.64%
Multisector Bond	John Hancock Strategic Income Opportunities Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (Manulife Investment Management (US) LLC	0.78%[2]	0.10%	0.88%	3.10%	1.76%	2.59%
Large Blend	MFS® VIT II Blended Research Core Equity Portfolio - Initial Class	0.44%[2]	0.10%	0.54%	25.50%	15.15%	12.32%
Corporate Bond	MFS® VIT II Corporate Bond Portfolio - Initial Class	0.63%[2]	0.10%	0.73%	3.00%	0.49%	2.54%
Foreign Large Blend	MFS® VIT II International Intrinsic Value Portfolio - Initial Class	0.89%[2]	0.10%	0.99%	7.25%	5.15%	7.53%
Technology	MFS® VIT II Technology Portfolio - Initial Class	0.86%[2]	0.10%	0.96%	36.80%	17.76%	18.03%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Initial Class	0.90%[2]	0.10%	1.00%	-2.69%	0.91%	4.72%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Initial Class	0.79%[2]	0.10%	0.89%	13.75%	9.74%	9.05%
Large Value	MFS® VIT Value Series Portfolio - Initial Class	0.69%[2]	0.10%	0.79%	11.61%	8.03%	8.63%
Global Bond	PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class	0.93%	0.35%	1.28%	-0.35%	-0.18%	0.97%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1.13%	0.35%	1.48%	7.69%	1.08%	3.53%
Long Government	PIMCO VIT Long-Term US Government Portfolio - Institutional Class	2.425%	0.35%	2.775%	-5.87%	-4.78%	-0.58%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.92%	0.35%	1.27%	2.29%	2.08%	2.31%
Foreign Large Blend	Principal Diversified International Portfolio - Class 1; Principal Global Investors, LLC	0.85%	0.35%	1.20%	4.71%	4.64%	5.06%
Intermediate Government	Principal Government & High Quality Bond Portfolio - Class 1; Principal Global Investors, LLC	0.50%	0.35%	0.85%	0.62%	-1.18%	0.57%
Small Blend	Principal SmallCap Portfolio - Class 1; Principal Global Investors, LLC	0.84%	0.35%	1.19%	6.99%	7.57%	8.03%
Global Bond	Templeton Global Bond VIP Portfolio - Class 1; Franklin Advisers, Inc.	0.50%[2]	0.20%	0.70%	-11.13%	-4.60%	-1.79%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
					1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent All Cap Portfolio	0.67%	N/A	0.67%	19.90%	12.86%	10.83%
Conservative Allocation	Thrivent Conservative Allocation Portfolio[5]	0.49%	N/A	0.49%	7.17%	3.50%	4.41%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio[6]	0.67%	N/A	0.67%	8.56%	5.25%	5.56%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[2]	N/A	1.15%	8.96%	1.32%	3.00%
Large Blend	Thrivent ESG Index Portfolio	0.37%[2]	N/A	0.37%	22.32%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.61%	N/A	0.61%	15.25%	9.65%	8.93%
Health	Thrivent Healthcare Portfolio	0.86%[2]	N/A	0.86%	-0.06%	5.66%	6.54%
High Yield Bond	Thrivent High Yield Portfolio	0.46%	N/A	0.46%	7.02%	2.88%	4.16%
Corporate Bond	Thrivent Income Portfolio	0.44%	N/A	0.44%	3.18%	1.08%	2.74%
Foreign Large Blend	Thrivent International Equity Portfolio[7]	0.74%	N/A	0.74%	4.28%	3.66%	4.48%
Foreign Large Blend	Thrivent International Index Portfolio	0.40%	N/A	0.40%	3.33%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	30.61%	17.58%	15.69%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	N/A	0.23%	24.73%	14.26%	12.83%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	N/A	0.63%	13.09%	10.91%	9.77%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[2]	N/A	0.89%	10.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	N/A	0.25%	13.64%	10.09%	9.41%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	N/A	0.66%	10.28%	10.12%	10.80%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[2]	N/A	0.89%	9.72%	N/A3	N/A3
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	N/A	0.31%	5.07%	2.30%	1.53%
Multisector Bond	Thrivent Multisector Bond Portfolio[8]	0.74%	N/A	0.74%	5.25%	1.75%	2.68%
Real Estate	Thrivent Real Estate Securities Portfolio	0.89%	N/A	0.89%	3.21%	2.61%	4.90%
Short-Term Bond	Thrivent Short-Term Bond Portfolio[9]	0.45%	N/A	0.45%	5.63%	2.34%	2.36%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[2]	N/A	0.94%	10.84%	10.30%	N/A4
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	8.44%	8.12%	8.72%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	11.37%	11.45%	11.31%
Large Blend	Vanguard® VIF Capital Growth Portfolio; PRIMECAP Management Company	0.34%	0.35%	0.69%	13.41%	11.86%	12.37%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
					1 YEAR	5 YEAR	10 YEAR
Foreign Large Growth	Vanguard® VIF International Portfolio; Baillie Gifford Overseas Ltd. and Schroeder Investment Management North America Inc.	0.31%	0.35%	0.66%	9.01%	6.27%	8.40%
Short-Term Bond	Vanguard® VIF Short-Term Investment-Grade Portfolio; The Vanguard Group, Inc.	0.14%	0.35%	0.49%	4.89%	1.97%	2.24%
Small Growth	Vanguard® VIF Small Company Growth Portfolio[10]; ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	0.35%	0.64%	11.38%	6.96%	8.66%
Intermediate Core Bond	Vanguard® VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	0.10%	0.24%	1.24%	-0.39%	1.25%
Large Blend	Vanguard® VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	0.10%	0.23%	23.71%	13.67%	12.37%

Temporary Fee Reductions, Current Expenses [Text Block]	Current expenses reflect temporary fee reductions.
AdvisorFlex VA Account I | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You can lose money by investing in the Contract, including loss of principal. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
AdvisorFlex VA Account I | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Early withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59 1∕2, there may be adverse tax consequences, including a 10% federal tax penalty. In addition, a withdrawal could reduce the value of standard and optional benefits. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.
AdvisorFlex VA Account I | ContractBenefitsRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Benefits Risk. Death benefits are reduced by withdrawals on a pro-rata basis. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elect a partial or a full surrender into a settlement option, benefits related to your deferred value will be reduced or terminated.
AdvisorFlex VA Account I | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk. At any time, we may change, add, delete, or replace investment options applicable to existing Accumulated Value and new premiums. We may also add, delete, or substitute Subaccounts as permitted by law. We may substitute shares of another Subaccount, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Subaccount, at our discretion. We may also close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive Notice of a change to the Subaccounts you may submit your own reallocation instructions. If you take no action, you may be subject to rebalancing in order to satisfy an investment restriction related to an optional benefit rider.
AdvisorFlex VA Account I | FixedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.
AdvisorFlex VA Account I | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
AdvisorFlex VA Account I | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
AdvisorFlex VA Account I | ContractAdministrationRisksMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
AdvisorFlex VA Account I | OptionalBenefitsMember
Prospectus:
Principal Risk [Text Block]	Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.
AdvisorFlex VA Account I | ContractAlternativesMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
AdvisorFlex VA Account I | PotentiallyHarmfulTradingActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.
AdvisorFlex VA Account I | InvestmentAdvisorFeesMember
Prospectus:
Principal Risk [Text Block]	Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.
AdvisorFlex VA Account I | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
AdvisorFlex VA Account I | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes. You can lose money investing in the Contract.
AdvisorFlex VA Account I | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No. Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.
AdvisorFlex VA Account I | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
AdvisorFlex VA Account I | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Insurance obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
AdvisorFlex VA Account I | AmericanFundsISGlobalGrowthPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.02%
AdvisorFlex VA Account I | AmericanFundsISGrowthIncomePortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	12.49%
AdvisorFlex VA Account I | AmericanFundsISInternationalPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds IS® International Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.27%
AdvisorFlex VA Account I | BlackRockTotalReturnVIPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Portfolio - Class I; BlackRock Advisors, LLC
Current Expenses [Percent]	0.45%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.38%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
AdvisorFlex VA Account I | DFAVAInternationalSmallPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio - Institutional Class; Dimensional Fund Advisors LP
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
AdvisorFlex VA Account I | DFAVAUSTargetedValuePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	DFA VA US Targeted Value Portfolio - Institutional Class; Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
AdvisorFlex VA Account I | FidelityVIPEmergingMarketsPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	6.05%
AdvisorFlex VA Account I | FidelityVIPInternationalCapitalAppreciationInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	8.28%
AdvisorFlex VA Account I | FidelityVIPValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Value Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	9.98%
AdvisorFlex VA Account I | JanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Institutional Class; Janus Henderson Investors, US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
AdvisorFlex VA Account I | JohnHancockCoreBondTrustPortfolioSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	John Hancock Core Bond Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	1.26%
AdvisorFlex VA Account I | JohnHancockInternationalEquityIndexPortfolioSeries1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	John Hancock International Equity Index Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (SSGA Funds Management, Inc.)
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.91%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.64%
AdvisorFlex VA Account I | JohnHancockStrategicIncomeOpportunitiesTrustPortfolioSeries1Member
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Trust Portfolio - Series 1; John Hancock Variable Trust Advisers LLC (Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	3.10%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	2.59%
AdvisorFlex VA Account I | MFSVITIIBlendedResearchCoreEquityPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	MFS® VIT II Blended Research Core Equity Portfolio - Initial Class
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	25.50%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	12.32%
AdvisorFlex VA Account I | MFSVITIICorporateBondInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	MFS® VIT II Corporate Bond Portfolio - Initial Class
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	2.54%
AdvisorFlex VA Account I | MFSVITIIInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	7.53%
AdvisorFlex VA Account I | MFSVITIITechnologyPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	MFS® VIT II Technology Portfolio - Initial Class
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	36.80%
Average Annual Total Returns, 5 Years [Percent]	17.76%
Average Annual Total Returns, 10 Years [Percent]	18.03%
AdvisorFlex VA Account I | MFSVITIIIGlobalRealEstatePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Initial Class
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.69%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	4.72%
AdvisorFlex VA Account I | MFSVITIIIMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Initial Class
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	9.05%
AdvisorFlex VA Account I | MFSVITValueSeriesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	MFS® VIT Value Series Portfolio - Initial Class
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.63%
AdvisorFlex VA Account I | PIMCOVITGlobalBondOpportunitiesUnhedgedInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(0.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
AdvisorFlex VA Account I | PIMCOVITEmergingMarketsBondPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	3.53%
AdvisorFlex VA Account I | PIMCOVITLongTermUSGovernmentPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long Government
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term US Government Portfolio - Institutional Class
Current Expenses [Percent]	2.425%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	2.775%
Average Annual Total Returns, 1 Year [Percent]	(5.87%)
Average Annual Total Returns, 5 Years [Percent]	(4.78%)
Average Annual Total Returns, 10 Years [Percent]	(0.58%)
AdvisorFlex VA Account I | PIMCOVITRealReturnInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation- Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Institutional Class
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	2.31%
AdvisorFlex VA Account I | PrincipalDiversifiedInternationalClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Principal Diversified International Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.06%
AdvisorFlex VA Account I | PrincipalGovernmentandHighQualityBondPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Principal Government & High Quality Bond Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	(1.18%)
Average Annual Total Returns, 10 Years [Percent]	0.57%
AdvisorFlex VA Account I | PrincipalSmallCapClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Principal SmallCap Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	8.03%
AdvisorFlex VA Account I | TempletonGlobalBondVIPPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Portfolio - Class 1; Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(11.13%)
Average Annual Total Returns, 5 Years [Percent]	(4.60%)
Average Annual Total Returns, 10 Years [Percent]	(1.79%)
AdvisorFlex VA Account I | ThriventAllCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent All Cap Portfolio
Current Expenses [Percent]	0.67%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	12.86%
Average Annual Total Returns, 10 Years [Percent]	10.83%
AdvisorFlex VA Account I | ThriventConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Name [Text Block]	Thrivent Conservative Allocation Portfolio
Current Expenses [Percent]	0.49%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	4.41%
AdvisorFlex VA Account I | ThriventDynamicAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Thrivent Dynamic Allocation Portfolio
Current Expenses [Percent]	0.67%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	5.56%
AdvisorFlex VA Account I | ThriventEmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Thrivent Emerging Markets Equity Portfolio
Current Expenses [Percent]	1.15%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.00%
AdvisorFlex VA Account I | ThriventESGIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent ESG Index Portfolio
Current Expenses [Percent]	0.37%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	22.32%
AdvisorFlex VA Account I | ThriventGlobalStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Current Expenses [Percent]	0.61%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	8.93%
AdvisorFlex VA Account I | ThriventHealthcarePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Thrivent Healthcare Portfolio
Current Expenses [Percent]	0.86%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(0.06%)
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.54%
AdvisorFlex VA Account I | ThriventHighYieldPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Thrivent High Yield Portfolio
Current Expenses [Percent]	0.46%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	4.16%
AdvisorFlex VA Account I | ThriventIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	Thrivent Income Portfolio
Current Expenses [Percent]	0.44%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	2.74%
AdvisorFlex VA Account I | ThriventInternationalEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Equity Portfolio
Current Expenses [Percent]	0.74%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	4.48%
AdvisorFlex VA Account I | ThriventInternationalIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Index Portfolio
Current Expenses [Percent]	0.40%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	3.33%
AdvisorFlex VA Account I | ThriventLargeCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Current Expenses [Percent]	0.43%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	30.61%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	15.69%
AdvisorFlex VA Account I | ThriventLargeCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent Large Cap Index Portfolio
Current Expenses [Percent]	0.23%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.73%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	12.83%
AdvisorFlex VA Account I | ThriventLargeCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Thrivent Large Cap Value Portfolio
Current Expenses [Percent]	0.63%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	9.77%
AdvisorFlex VA Account I | ThriventMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Thrivent Mid Cap Growth Portfolio
Current Expenses [Percent]	0.89%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.12%
AdvisorFlex VA Account I | ThriventMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Current Expenses [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	13.64%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	9.41%
AdvisorFlex VA Account I | ThriventMidCapStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Current Expenses [Percent]	0.66%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	10.80%
AdvisorFlex VA Account I | ThriventMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Thrivent Mid Cap Value Portfolio
Current Expenses [Percent]	0.89%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.72%
AdvisorFlex VA Account I | ThriventMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market - Taxable
Portfolio Company Name [Text Block]	Thrivent Money Market Portfolio
Current Expenses [Percent]	0.31%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.53%
AdvisorFlex VA Account I | ThriventMultisectorBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Thrivent Multisector Bond Portfolio
Current Expenses [Percent]	0.74%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.68%
AdvisorFlex VA Account I | ThriventRealEstateSecuritiesPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Thrivent Real Estate Securities Portfolio
Current Expenses [Percent]	0.89%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	3.21%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	4.90%
AdvisorFlex VA Account I | ThriventShortTermBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Thrivent Short-Term Bond Portfolio
Current Expenses [Percent]	0.45%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	2.36%
AdvisorFlex VA Account I | ThriventSmallCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Thrivent Small Cap Growth Portfolio
Current Expenses [Percent]	0.94%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	10.30%
AdvisorFlex VA Account I | ThriventSmallCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Current Expenses [Percent]	0.24%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	8.72%
AdvisorFlex VA Account I | ThriventSmallCapStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Stock Portfolio
Current Expenses [Percent]	0.70%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.31%
AdvisorFlex VA Account I | VanguardVIFCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio; PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
AdvisorFlex VA Account I | VanguardVIFInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio; Baillie Gifford Overseas Ltd. and Schroeder Investment Management North America Inc.
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
AdvisorFlex VA Account I | VanguardVIFShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment-Grade Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
AdvisorFlex VA Account I | VanguardVIFSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth Portfolio[10]; ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
AdvisorFlex VA Account I | VanguardVIFTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
AdvisorFlex VA Account I | VanguardVIFTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
AdvisorFlex VA Account I | MADBMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,429
Surrender Expense, 3 Years, Maximum [Dollars]	12,104
Surrender Expense, 5 Years, Maximum [Dollars]	18,929
Surrender Expense, 10 Years, Maximum [Dollars]	39,256
Annuitized Expense, 1 Year, Maximum [Dollars]	5,429
Annuitized Expense, 3 Years, Maximum [Dollars]	12,104
Annuitized Expense, 5 Years, Maximum [Dollars]	18,929
Annuitized Expense, 10 Years, Maximum [Dollars]	39,256
No Surrender Expense, 1 Year, Maximum [Dollars]	3,603
No Surrender Expense, 3 Years, Maximum [Dollars]	11,165
No Surrender Expense, 5 Years, Maximum [Dollars]	18,929
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 39,256
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
Purpose of Benefit [Text Block]	May increase the amount of the death benefit if the Annuitant dies before the Annuity Date. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Brief Restrictions / Limitations [Text Block]	♦ Only available at issue if no morethan Issue Age nearest 75.♦ Benefit terminates upon annuitization.♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
Operation of Benefit [Text Block]	Maximum Anniversary Death Benefit Rider If you purchase this rider, on any day before the first Contract Anniversary, the MADB is equal to the Standard Death Benefit. On any day during the period beginning on the first Contract Anniversary and ending on the Contract Anniversary nearest the Annuitant’s 85th birthday (or, if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is the greatest of the anniversary death benefits determined as of that day for each Contract Anniversary. The anniversary death benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid and any partial surrenders taken after that anniversary: (1) As of the day a premium is received by us, the benefit is increased by the amount of that premium. (2) As of the day that a partial surrender is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. On any day after the Contract Anniversary nearest the Annuitant’s 85th birthday (or if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is equal to the amount calculated above on the anniversary nearest the 85th birthday, adjusted for any premiums paid and any partial surrenders taken after that anniversary. If this Contract has been continued by a Spouse, then: (1) For the sole purpose of calculating the MADB, the first Contract Anniversary on or after the Exchange Date will be deemed to be the first Contract Anniversary of this Contract; and (2) The amount will be the greatest of the Anniversary Death Benefits calculated only for Contract Anniversaries on or after the Exchange Date. This Maximum Anniversary Death Benefit Rider is not available if any Annuitant’s Issue Age (age nearest) is 75 or more. The benefit is only payable if the Annuitant dies before the Annuity Date. This rider will terminate on the earliest of the following: (1) The date this contract terminates. (2) The date we receive due proof of death of an Annuitant, except if this Contract is continued by the Annuitant’s Spouse and the Exchange Date is before the Contract Anniversary nearest the Spouse’s 85th birthday. (3) The date the Accumulated Value is reduced to zero. (4) The date we receive your Notice to cancel this rider.Example of MADB Rider Where a Death Benefit Increase Occurs: Rumi elects the Maximum Anniversary Death Benefit (MADB) Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $108,000. Rumi’s MADB amount is calculated as of that date as $108,000. Example of MADB Rider Where a Death Benefit Increase Does Not Occur: Rumi elects the MADB Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $98,000. Rumi’s MADB amount is calculated as of that date as $100,000.
AdvisorFlex VA Account I | AnnuityIncomePaymentsMember
Prospectus:
Name of Benefit [Text Block]	Annuity Income Payments
Purpose of Benefit [Text Block]	Allows the Owner to elect an annuity payout option specified in the Contract.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Name of Benefit [Text Block]	Annuity Income Payments
AdvisorFlex VA Account I | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not include the Fixed Account.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
AdvisorFlex VA Account I | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not Dollar Cost Average into the Fixed Account.
Name of Benefit [Text Block]	Dollar Cost Averaging
AdvisorFlex VA Account I | SystematicPartialSurrendersMember
Prospectus:
Name of Benefit [Text Block]	Systematic Partial Surrenders
Purpose of Benefit [Text Block]	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Surrender Charges may apply to amounts in excess of the free amount.Taxes or penalties may apply.
Name of Benefit [Text Block]	Systematic Partial Surrenders
AdvisorFlex VA Account I | TenFreeSurrenderMember
Prospectus:
Name of Benefit [Text Block]	10% Free Surrender
Purpose of Benefit [Text Block]	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ 10% free amount is not cumulative.
Name of Benefit [Text Block]	10% Free Surrender
AdvisorFlex VA Account I | ConfinementOfOwnerMember
Prospectus:
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
Purpose of Benefit [Text Block]	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
AdvisorFlex VA Account I | TerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
Purpose of Benefit [Text Block]	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Certification from a licensed physician acting within the scope of his or her license will be required.
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
AdvisorFlex VA Account I | AcceleratedDeathBenefitForTerminalIllnessRiderMember
Prospectus:
Operation of Benefit [Text Block]	Death of an Owner Before the Annuity Date If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this Contract if you die before any Annuitant and before the Annuity Date. If you do not name a successor owner or no successor owner survives you, then your estate will become an owner if you die before any Annuitant and before the Annuity Date. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, the Cash Surrender Value will be paid within five years of the date of the owner’s death to the surviving owners in proportion to each owner’s percentage of ownership. We will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value on any day is the greater of: 1) the Accumulated Value minus any Surrender Charge; and 2) the minimum value required by section 7 of the Model Variable Annuity Regulation, Model #250. There is no Cash Surrender Value if the Accumulated Value is zero. In lieu of receiving the Cash Surrender Value as a lump sum, owners may receive proceeds according to settlement provisions. If your Spouse is the sole surviving owner, then the Spouse may elect, in lieu of receiving the Cash Surrender Value and to the extent permitted by law, to continue this Contract in force as the owner. This election by a Spouse may be made only once in this Contract. The Cash Surrender Value payable under this provision will be calculated at the end of the Valuation Period during which we receive proof of death. Once calculated, the Cash Surrender Value may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the Cash Surrender Value may increase or decrease daily and is not guaranteed as to minimum dollar amount.
AdvisorFlex VA Account I | SpousalContinuationMember
Prospectus:
Operation of Benefit [Text Block]	Spouse Election to Continue the Contract If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death benefit is calculated (“Exchange Date”). Any amount of the death benefit in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. If an election to receive Death Proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If the surviving Spouse elects to continue the Contract, the Standard Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving Spouse.
AdvisorFlex VA Account I | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	StandardDeath Benefit
Purpose of Benefit [Text Block]	Pays the beneficiary if the Annuitant dies before the Annuity Date
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	StandardDeath Benefit
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Date Your Contract provides for a death benefit if the Annuitant’s death, or the death of the first Annuitant if this Contract has two Annuitants, occurs before the Annuity Date and the Accumulated Value is greater than zero. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the death benefit is the sum of (1) and (2) where: (1)Is the greatest of: (a)The Accumulated Value; (b)The Standard Death Benefit; and (c)The Death Proceeds under the Maximum Anniversary Death Benefit (MADB) Rider, if applicable; (2) Is the sum of any MADB Charges deducted prior to the death of the Annuitant, if that death occurs before the first Contract Anniversary. Otherwise, zero. We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center due proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, the death benefit may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the actual Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when a beneficiary provides a claim form and all claim requirements are in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender Charges do not apply to Death Proceeds.
Fees and Costs of Benefit [Text Block]	Standard Death Benefit A Standard Death Benefit is payable if the Annuitant dies before the Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows: (1) As of the day a premium is received by us, the sum is increased by the amount of that premium. (2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. If this Contract has been continued by a Spouse on any date after the Exchange Date, the adjusted sum of premiums will be determined using only premiums paid and partial surrenders taken on or after the Exchange Date. The Accumulated Value on the Exchange Date will be deemed a premium paid on that date for purposes of this provision. Death of Annuitant After an Annuity Date If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period—Settlement Options.
Calculation Method of Benefit [Text Block]	Example of Calculation of Death Benefit: Carlos died on June 20. Since the Contract’s issue date, Carlos contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Carlos’s Contract on that day was $275,000. The Standard Death Benefit provides for an infusion to the Contract if the total premium payments adjusted for surrenders exceed the Accumulated Value when we receive proof of death. We determined Carlos’s Standard Death Benefit by comparing the following:
Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000
Standard Death Benefit	$300,000
Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the Contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death benefit. Once the death benefit is calculated, the Death Proceeds payable fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive all claim requirements in good order.Example of Paying Death Proceeds to Beneficiaries: On June 25, we received proof of death; we determined that the death benefit was $300,000 as of that date (30,000 accumulation units x $10 each). Carlos’s two children are the beneficiaries and are entitled to  1∕2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:
Date	Beneficiary	Accumulation Unit Value	Death Proceeds Received
July 10	Ramona	$11	15,000 x $11= $165,000
July 20	Sofia	$9	15,000 x $9= $135,000
Beneficiaries who are natural persons may elect to receive the Death Proceeds in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Period - Settlement Options.